Non-interest income (Details) € in Millions, £ in Millions	1 Months Ended	12 Months Ended
	Jun. 30, 2019 GBP (£)	Dec. 31, 2019 EUR (€)	Dec. 31, 2019 GBP (£)	Dec. 31, 2018 GBP (£)	Dec. 31, 2017 GBP (£)
Fees and commissions receivable
Net fees and commissions			£ 2,511	£ 2,357	£ 2,455
Loss on redemption of own debt					(7)
Income from trading activities
Foreign exchange			448	643	525
Interest rate			532	695	(50)
Credit			32	45	197
Changes in fair value of own debt and derivative liabilities attributable to own credit risk
- debt securities in issue			(60)	72	12
- derivative liabilities			(20)	20	(81)
Equities, commodities and other				32	31
Income from trading activities			932	1,507	634
Operating lease and other rental income			250	256	276
Changes in the fair value of financial assets and liabilities designated at fair value through profit or loss			(17)	(26)	60
Changes in fair value of other financial assets at fair value through profit or loss			58	18
Hedge ineffectiveness			48	(65)	39
Profit/(loss) on disposal of amortised cost assets			42	44	(35)
(Loss)/profit on disposal of fair value through other comprehensive income assets			(22)	34	226
Profit on sale of property, plant and equipment			58	50	75
Share of (losses)/profits of associated entities			(14)	83	104
Profit/(loss) on disposal of subsidiaries and associates			2,224	(72)	245
Other income			136	560	74
Other operating income			2,763	882	1,064
Non-interest income			6,206	4,746	£ 4,146
Insurance recoveries				£ 357
RFS Holdings
Changes in fair value of own debt and derivative liabilities attributable to own credit risk
Gains on disposals of investments	£ 1,102
UBI DAC
Changes in fair value of own debt and derivative liabilities attributable to own credit risk
Capital repayment	67		67
Alawwal bank merger
Changes in fair value of own debt and derivative liabilities attributable to own credit risk
Profit/(loss) on disposal of subsidiaries and associates		€ 523	444
Legacy liability release amount			256
Gains on disposals of investments	£ 290
Foreign exchange reserve | RFS Holdings
Changes in fair value of own debt and derivative liabilities attributable to own credit risk
Gains on disposals of investments			1,102
Foreign exchange reserve | Alawwal bank merger
Changes in fair value of own debt and derivative liabilities attributable to own credit risk
Profit/(loss) on disposal of subsidiaries and associates			£ 290